Leases - The Company as Lessee - Schedule of company's lease expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and Administrative Expense [Member]
Lease expense for office leases	$ 104,167	$ 88,326	$ 97,726